UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 4.0%
BE Aerospace, Inc., 8.50%, 7/01/18	$2,500	$2,725,000
Bombardier, Inc., 7.75%, 3/15/20 (a)	3,205	3,509,475
Goodrich Corp., 3.60%, 2/01/21	5,850	5,492,892
United Technologies Corp., 5.70%, 4/15/40 (b)	6,250	6,578,394

		18,305,761

Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22	1,410	1,413,525
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17	1,544	1,690,159
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	1,146	1,169,217

		4,272,901

Auto Components — 0.8%
Dana Holding Corp.:
6.50%, 2/15/19	460	468,050
6.75%, 2/15/21	310	314,650
Icahn Enterprises LP:
7.75%, 1/15/16	880	907,500
8.00%, 1/15/18	2,000	2,055,000

		3,745,200

Beverages — 0.4%
Constellation Brands, Inc., 7.25%, 5/15/17	1,970	2,107,900

Building Products — 0.1%
Building Materials Corp. of America, 7.00%, 2/15/20 (a)	525	551,250

Capital Markets — 2.1%
Ameriprise Financial, Inc., 5.30%, 3/15/20	3,250	3,423,921
Morgan Stanley, 5.75%, 1/25/21 (b)	4,450	4,497,495
UBS AG, 2.25%, 1/28/14	1,627	1,631,787

		9,553,203

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	1,125	1,250,156

Commercial Banks — 3.2%
City National Corp., 5.25%, 9/15/20	2,350	2,327,165
Comerica, Inc., 3.00%, 9/16/15	2,300	2,291,479
Discover Bank, 8.70%, 11/18/19	1,200	1,436,884
Fifth Third Bamcorp, 3.63%, 1/25/16	2,775	2,796,187

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
Lloyds TSB Bank Plc, 4.88%, 1/21/16	$2,025	$2,026,731
Regions Financial Corp., 4.88%, 4/26/13	1,475	1,452,875
SVB Financial Group, 5.38%, 9/15/20	2,300	2,273,545

		14,604,866

Commercial Services & Supplies — 5.2%
Aviation Capital Group, 7.13%, 10/15/20 (a)	9,300	9,523,715
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	3,742	4,451,895
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)(c)	621	634,973
Clean Harbors, Inc., 7.63%, 8/15/16	1,314	1,392,840
Corrections Corp. of America, 7.75%, 6/01/17	3,375	3,687,187
Waste Management, Inc., 6.13%, 11/30/39	4,000	4,250,628

		23,941,238

Communications Equipment — 0.9%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	2,965	3,157,725
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	935	1,028,500

		4,186,225

Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	825	812,745

Consumer Finance — 5.9%
American Express Credit Corp., 2.75%, 9/15/15	5,850	5,744,337
Capital One Bank USA NA, 8.80%, 7/15/19	3,325	4,127,170
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,135	2,268,437
SLM Corp., 6.25%, 1/25/16	15,000	15,028,230

		27,168,174

Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	1,750	1,903,125
6.75%, 9/15/20	2,210	2,331,550
Crown Americas LLC, 6.25%, 2/01/21 (a)	825	831,187
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	570	585,675
Rock-Tenn Co., 9.25%, 3/15/16	325	356,688

		6,008,225

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
RB	Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services — 2.5%
Ally Financial, Inc., 8.30%, 2/12/15	$2,500	$2,825,000
Citigroup, Inc., 4.59%, 12/15/15	975	1,018,118
Moody’s Corp., 6.06%, 9/07/17	6,000	6,069,318
Reynolds Group Issuer, Inc. (a)(c):
6.88%, 2/15/21	660	665,775
8.25%, 2/15/21	815	822,131

		11,400,342

Diversified Telecommunication Services — 4.1%
AT&T Inc., 6.30%, 1/15/38 (b)	4,000	4,123,844
Frontier Communications Corp., 8.50%, 4/15/20	3,100	3,495,250
Qwest Corp., 8.38%, 5/01/16	2,795	3,347,013
Verizon Communications, Inc., 7.35%, 4/01/39 (b)	4,025	4,793,038
Windstream Corp.:
8.63%, 8/01/16	1,000	1,060,000
7.88%, 11/01/17	1,900	2,035,375

		18,854,520

Electric Utilities — 1.6%
Progress Energy, Inc., 7.00%, 10/30/31	4,000	4,587,492
Southern California Edison Co., 5.50%, 3/15/40	2,850	2,880,922

		7,468,414

Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 8.25%, 3/15/18	800	916,000

Energy Equipment & Services — 0.9%
Halliburton Co., 7.45%, 9/15/39 (b)	3,220	4,048,113

Food & Staples Retailing — 3.4%
CVS Caremark Corp., 6.30%, 6/01/62 (d)	6,600	6,360,750
Wal-Mart Stores, Inc. (b):
5.25%, 9/01/35	2,500	2,461,170
6.20%, 4/15/38	6,250	6,891,275

		15,713,195

Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,665	1,933,971
6.13%, 8/23/18	1,660	1,884,415
Smithfield Foods, Inc., 10.00%, 7/15/14	700	823,375

		4,641,761

Gas Utilities — 1.1%
Nisource Finance Corp., 6.13%, 3/01/22	4,000	4,414,876
Targa Resources Partners LP, 6.88%, 2/01/21 (a)(c)	495	495,000

		4,909,876

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp., 7.38%, 1/15/40	2,935	3,135,525
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	2,250	2,584,688

Corporate Bonds	Par (000)	Value

Health Care Equipment & Supplies (concluded)
Medtronic, Inc.:
6.50%, 3/15/39	$650	$744,475
5.55%, 3/15/40	412	425,302

		6,889,990

Health Care Providers & Services — 3.5%
Aetna, Inc., 6.75%, 12/15/37	3,400	3,818,557
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)(c)	460	472,650
HCA, Inc.:
8.50%, 4/15/19	1,800	2,007,000
7.25%, 9/15/20	2,550	2,728,500
Tenet Healthcare Corp.:
10.00%, 5/01/18	1,530	1,795,838
8.88%, 7/01/19	1,125	1,288,125
UnitedHealth Group, Inc., 6.88%, 2/15/38 (b)	3,400	3,880,430

		15,991,100

Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	1,462	1,489,412

IT Services — 0.1%
First Data Corp., 8.25%, 1/15/21 (a)	475	457,188

Independent Power Producers & Energy Traders — 0.3%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	1,475	1,564,392

Insurance — 6.6%
The Allstate Corp., 7.45%, 5/16/19 (b)	5,600	6,781,398
American International Group, Inc., 6.40%, 12/15/20	1,690	1,803,167
Aon Corp., 5.00%, 9/30/20	4,600	4,648,843
Lincoln National Corp., 6.25%, 2/15/20	3,400	3,738,178
Manulife Financial Corp., 4.90%, 9/17/20 (b)	4,700	4,614,944
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(b)	3,800	4,082,602
Principal Financial Group, Inc., 8.88%, 5/15/19	980	1,244,029
Prudential Financial, Inc., 6.63%, 12/01/37	3,400	3,729,627
Structured Asset Receivables Trust, Series 2004-1A, Class A1A, 0.79%, 4/21/11 (a)(d)	55	49,381

		30,692,169

Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	3,825	4,217,063
Life Technologies Corp., 6.00%, 3/01/20	4,200	4,500,115

		8,717,178

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Machinery — 1.5%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	$3,400	$4,091,485
Navistar International Corp., 8.25%, 11/01/21	2,550	2,811,375

		6,902,860

Media — 7.1%
CSC Holdings LLC:
8.50%, 6/15/15	1,500	1,642,500
8.63%, 2/15/19	1,200	1,377,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)	350	364,000
Comcast Corp., 6.30%, 11/15/17	3,400	3,891,810
Cox Communications, Inc., 8.38%, 3/01/39 (a)	3,400	4,361,255
DISH DBS Corp., 7.00%, 10/01/13	1,750	1,872,500
Gannett Co., Inc., 9.38%, 11/15/17	1,800	2,025,000
News America, Inc., 6.15%, 3/01/37	4,200	4,293,462
Time Warner Cable, Inc., 6.75%, 6/15/39	4,050	4,342,463
Time Warner, Inc., 7.70%, 5/01/32	4,150	4,964,981
UPC Germany GmbH, 8.13%, 12/01/17 (a)	1,030	1,112,400
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	2,675	2,835,500

		33,082,871

Metals & Mining — 1.2%
Freeport-McMoRan Corp., 7.13%, 11/01/27	2,900	3,060,054
Teck Resources Ltd., 10.75%, 5/15/19	1,750	2,275,000
United States Steel Corp., 7.38%, 4/01/20	200	207,500

		5,542,554

Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,150	3,438,584
6.50%, 5/01/18	3,350	3,775,447

		7,214,031

Multiline Retail — 2.6%
Dollar General Corp., 10.63%, 7/15/15	3,275	3,541,094
JC Penney Co., Inc., 5.65%, 6/01/20	9,000	8,685,000

		12,226,094

Oil, Gas & Consumable Fuels — 5.2%
BP Capital Markets Plc, 3.88%, 3/10/15 (b)	1,500	1,571,259
Buckeye Partners LP, 4.88%, 2/01/21	1,000	997,982
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,100	2,776,666
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,200	4,846,288
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,200	4,838,324

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)(c)	$1,375	$1,387,660
ONEOK Partners LP, 8.63%, 3/01/19	3,400	4,254,369
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)(c)	380	387,600
Petrobras International Finance Co., 3.88%, 1/27/16	1,475	1,488,983
Range Resources Corp., 6.75%, 8/01/20	855	897,750
SM Energy Co., 3.50%, 4/01/27 (c)	480	480,000

		23,926,881

Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	3,400	3,825,000
International Paper Co.:
7.50%, 8/15/21	3,325	3,930,263
7.30%, 11/15/39	3,400	3,833,874

		11,589,137

Pharmaceuticals — 6.2%
Abbott Laboratories, 6.15%, 11/30/37	588	653,638
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	2,214	2,388,372
6.13%, 5/01/38	74	82,857
Eli Lilly & Co., 5.95%, 11/15/37	1,471	1,589,569
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (b)	7,250	8,241,046
Merck & Co., Inc.:
6.50%, 12/01/33	2,070	2,459,620
6.55%, 9/15/37 (b)	4,572	5,429,867
Pfizer, Inc., 7.20%, 3/15/39 (b)	6,250	7,782,119

		28,627,088

Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20	3,400	3,825,367
ERP Operating LP, 5.75%, 6/15/17	3,405	3,763,655
HCP, Inc., 5.38%, 2/01/21	1,025	1,032,444

		8,621,466

Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)(c)	670	670,837

Road & Rail — 1.0%
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	200	207,500
Norfolk Southern Corp., 6.00%, 3/15/2105	5,000	4,491,625

		4,699,125

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	775	794,375
KLA-Tencor Corp., 6.90%, 5/01/18	1,928	2,129,574

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Semiconductors & Semiconductor Equipment (concluded)
National Semiconductor Corp., 6.60%, 6/15/17	$2,334	$2,571,235

		5,495,184

Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	1,965	2,028,863
AutoZone, Inc., 7.13%, 8/01/18	1,350	1,566,402
Limited Brands, Inc., 7.00%, 5/01/20	980	1,033,900

		4,629,165

Tobacco — 1.3%
Altria Group, Inc., 10.20%, 2/06/39	4,400	5,973,660

Wireless Telecommunication Services — 1.8%
American Tower Corp., 4.50%, 1/15/18	1,925	1,911,891
Clearwire Communications LLC, 12.00%, 12/01/17 (a)	640	691,200
Cricket Communications, Inc., 7.75%, 5/15/16	670	705,175
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	840	845,250
SBA Tower Trust, 5.10%, 4/15/42 (a)	4,225	4,437,267

		8,590,783

Total Corporate Bonds – 90.5%		418,053,230

Preferred Securities

Capital Trusts

Capital Markets — 4.3%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (d)	2,500	2,637,500
State Street Capital Trust III, 8.25% (d)(e)	2,920	2,947,419
State Street Capital Trust IV, 1.29%, 6/01/67 (d)	18,235	14,047,332

		19,632,251

Commercial Banks — 5.9%
Bank One Capital III, 8.75%, 9/01/30	2,000	2,363,812
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(b)(d)(e)	4,835	6,478,900
M&T Capital Trust II, 8.28%, 6/01/27	3,630	3,547,595
National City Preferred Capital Trust I, 12.00% (d)(e)	1,100	1,238,006
NationsBank Capital Trust III, 0.84%, 1/15/27 (d)	13,470	9,844,900
SunTrust Preferred Capital I, 5.85% (d)(e)	307	231,018
USB Capital XIII Trust, 6.63%, 12/15/39	3,500	3,640,525

		27,344,756

Capital Trusts	Par (000)	Value

Consumer Finance — 0.8%
Capital One Capital V, 10.25%, 8/15/39	$3,190	$3,449,188

Diversified Financial Services — 1.3%
JPMorgan Chase Capital XXIII, 1.29%, 5/15/77 (d)	7,500	5,766,637

Electric Utilities — 0.6%
PPL Capital Funding, 6.70%, 3/30/67 (d)	3,000	2,947,500

Insurance — 8.8%
AXA SA, 6.38% (a)(d)(e)	3,000	2,677,500
Ace Capital Trust II, 9.70%, 4/01/30	2,500	3,062,462
The Allstate Corp., 6.50%, 5/15/67 (d)	5,000	5,143,750
American General Capital II, 8.50%, 7/01/30	100	109,000
American General Institutional Capital A, 7.57%, 12/01/45 (a)	500	515,000
Aon Corp., 8.21%, 1/01/27	2,500	2,755,303
Chubb Corp., 6.38%, 3/29/67 (d)	2,000	2,120,000
Farmers Exchange Capital, 7.05%, 7/15/28 (a)	2,500	2,418,405
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(d)	2,925	3,758,625
Lincoln National Corp., 7.00%, 5/17/66 (d)	3,350	3,316,500
MetLife, Inc., 6.40%, 12/15/66	3,325	3,138,135
Nationwide Life Global Funding I, 6.75%, 5/15/67	3,500	3,290,000
Principal Life Insurance Co., 8.00%, 3/01/44 (a)	2,500	2,692,320
Reinsurance Group of America, 6.75%, 12/15/65 (d)	3,000	2,901,615
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30	2,000	2,200,088
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(d)	379	370,484

		40,469,187

Multi-Utilities — 1.4%
Dominion Resources Capital Trust I, 7.83%, 12/01/27	2,500	2,500,735
Dominion Resources, Inc., 7.50%, 6/30/66 (d)	3,900	4,085,250

		6,585,985

Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (d)	2,000	2,160,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (d)	4,000	4,012,844

		6,172,844

Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (d)	3,750	3,900,000

Total Capital Trusts – 25.2%		116,268,348

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Commercial Banks — 0.4%
SG Preferred Capital II, 6.30%	2,000	$1,853,750

Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08%	2,423	2,654,699

Total Preferred Stocks – 1.0%		4,508,449

Total Preferred Securities – 26.2%		120,776,797

Taxable Municipal Bonds	Par (000)

Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	$3,450	3,423,090
State of California, GO, Build America Bonds, 7.35%, 11/01/39	1,725	1,741,267

Total Taxable Municipal Bonds – 1.1%		5,164,357

U.S. Treasury Obligations

U.S. Treasury Notes, 1.75%, 7/31/15 (b)	43,390	43,454,217

Total U.S. Treasury Obligations – 9.4%		43,454,217

Total Long-Term Investments (Cost – $577,004,326) – 127.2%		587,448,601

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (f)(g)	1,574,122	1,574,122

Total Short-Term Securities (Cost – $1,574,122) – 0.3%		1,574,122

Total Investments (Cost – $578,497,596*) – 127.5%		589,022,723
Liabilities in Excess of Other Assets – (27.5)%		(126,969,527)

Net Assets Applicable to Common Shares – 100.0%		$462,053,196

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$578,497,596

Gross unrealized appreciation	$19,496,450
Gross unrealized depreciation	(8,971,323)

Net unrealized appreciation	$10,525,127

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America, NA	$856,410	$11,417
Credit Suisse International	$1,487,906	$12,906
Deutsche Bank Securities, Inc.	$495,000	$—
JPMorgan Securities, Inc.	$888,225	$7,516
Morgan Stanley Capital Services, Inc	$1,387,660	$12,770
Pershing LLC	$421,425	$3,727

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds,TempFund, Institutional Class	1,483,567	90,555	1,574,122	$5,354

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Financial futures contracts sold as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

400	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2011	$48,318,750	$(6,910)
133	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$16,043,125	8,060

Total					$1,150

•	Credit default swaps on single-name issuers - sold protection outstanding as of January 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

MBIA Insurance Corp.	5.00%	Citibank NA	3/20/12	CCC	$1,500	$44,374
Assured Guaranty Corp.	5.00%	Deutsche Bank AG	3/20/16	A-	$1,525	(24,843)

Total						$19,531

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Reverse repurchase agreements outstanding as of January 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

BNP Paribas SA	0.39%	1/05/11	Open	$1,537,416	$1,537,000
Deutsche Bank Securities, Inc.	0.40%	1/05/11	Open	6,573,987	6,572,160
Credit Suisse Securities (USA) LLC	0.40%	1/12/11	Open	12,456,304	12,453,538
UBS Securities	0.38%	1/12/11	Open	18,020,679	18,016,875
Deutsche Bank Securities, Inc.	0.18%	1/26/11	Open	43,608,258	43,606,950
UBS Securities	0.38%	1/26/11	Open	12,228,934	12,228,160
UBS Securities	0.38%	1/27/11	Open	32,896,436	32,894,700

Total				$127,322,014	$127,309,383

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Corporate Bonds	—	$418,003,849	$49,381	$418,053,230
Preferred Securities	—	120,776,797	—	120,776,797
Taxable Municipal Bonds	—	5,164,357	—	5,164,357
U.S. Treasury Obligations	—	43,454,217	—	43,454,217
Short-Term Securities	$1,574,122	—	—	1,574,122

Total	$1,574,122	$587,399,220	$49,381	$589,022,723

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$44,374	—	$44,374
Interest rate contracts	$8,060	—	—	8,060
Liabilities:
Credit contracts	—	(24,843)	—	(24,843)
Interest rate contracts	(6,910)	—	—	(6,910)

Total	$1,150	$19,531	—	$20,681

[1]	Derivative financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Bonds

Assets
Balance, as of October 31, 2010	$103,025
Accrued discounts/premiums	—
Net realized gain (loss)	17
Net change in unrealized appreciation/depreciation[2]	(81)
Purchases	—
Sales	(53,580)
Transfers in3	—
Transfers out[3]	—

Balance, as of January 31, 2011	$49,381

[2]	The net change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $(81).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 25, 2011